Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 435,783	$ 148,166
Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,346,239	1,620,344
Financial assets | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37,163	0
Financial liabilities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	398,620	148,166
Financial liabilities | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,346,239	$ 1,620,344